Inventories	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Inventories
18. Inventories
Inventories consist of the following:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)

Raw materials and consumables	60,555	84,449	1,113
Work-in-progress	30,202	50,469	665
Finished goods	8,752	8,335	110

	99,509	143,253	1,888

Inventory held at net realizable value amounted to
₹
 23,985 million and
₹
 27,069 million ($ 357 million) as at March 31, 2021 and March 31, 2022, respectively. The write down on this inventory amounted to
₹
 1,594 million and
₹
 1,723 million ($ 23
million) for the year
s
ended March 31, 2021 and March 31, 2022, respectively and this has been charged to cost of sales in the consolidated statements of profit or loss.